Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
Property, plant and equipment movements are detailed as follows:

	Land, buildings and contruction	Machinery and equipment	Bottles and containers	Other Equipment	Assets under contruction	Furniture, accesories and vehicles	Assets under finance lease	Under production vines	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2017
Historic cost	584,830,357	453,735,402	196,174,306	129,190,151	114,775,040	70,251,593	13,926,785	29,436,746	1,592,320,380
Accumulated depreciation	(162,399,793)	(259,578,488)	(115,697,641)	(86,460,883)	-	(48,764,711)	(1,351,211)	(13,962,931)	(688,215,658)
Book Value	422,430,564	194,156,914	80,476,665	42,729,268	114,775,040	21,486,882	12,575,574	15,473,815	904,104,722

As of December 31, 2017
Additions	-	-	-	-	118,850,131	-	-	-	118,850,131
Transfers	29,368,004	43,963,753	20,642,995	18,784,331	(124,150,216)	10,802,816	-	588,317	-
Conversion effect historic cost	(4,642,067)	(10,260,721)	(10,182,025)	(3,613,420)	(720,676)	(379,481)	(1,605)	(100,852)	(29,900,847)
Write off (cost)	(144,577)	(681,120)	(2,192,467)	(2,301,087)	-	(778,317)	-	-	(6,097,568)
Write off (depreciation)	122,890	609,546	1,942,571	2,241,388	-	613,585	-	-	5,529,980
Capitalized interests	-	-	-	-	1,042,045	-	-	-	1,042,045
Depreciation	(16,782,519)	(28,140,337)	(23,072,705)	(13,920,736)	-	(6,262,416)	(43,108)	(1,002,696)	(89,224,517)
Conversion effect depreciation	609,002	4,833,334	6,522,113	3,733,259	-	92,238	519	54,154	15,844,619
Others increase (decreased)	(101,686)	1,048,526	18,981	7,257	(1,189,435)	(35,064)	(138,391)	59,875	(329,937)
Divestitures (depreciation)	(434,512)	(322,483)	(45,081,934)	(27,295)	-	(614,206)	-	(521,685)	(47,002,115)
Divestitures (depreciation)	326,742	322,483	43,718,122	26,267	-	363,484	-	339,817	45,096,915
Changes	8,321,277	11,372,981	(7,684,349)	4,929,964	(6,168,151)	3,802,639	(182,585)	(583,070)	13,808,706
Book Value	430,751,841	205,529,895	72,792,316	47,659,232	108,606,889	25,289,521	12,392,989	14,890,745	917,913,428

As of December 31, 2017
Historic cost	608,854,028	485,770,049	159,541,057	142,280,575	108,606,889	79,120,713	13,816,109	29,367,600	1,627,357,020
Accumulated depreciation	(178,102,187)	(280,240,154)	(86,748,741)	(94,621,343)	-	(53,831,192)	(1,423,120)	(14,476,855)	(709,443,592)
Book Value	430,751,841	205,529,895	72,792,316	47,659,232	108,606,889	25,289,521	12,392,989	14,890,745	917,913,428

As of December 31, 2018
Additions	-	-	-	-	123,230,196	-	-	-	123,230,196
Additions of historic cost by business combination	12,734,666	7,481,173	4,940,095	3,656,444	99,432	824,392	-	-	29,736,202
Additions of acumulated depreciation by business combination	(762,783)	(7,432,623)	(2,384,378)	(2,509,968)	-	(752,521)	-	-	(13,842,273)
Transfers	39,838,515	45,234,574	26,616,253	16,798,523	(137,622,837)	6,919,683	-	2,215,289	-
Conversion effect historic cost	(5,754,382)	(14,801,093)	(20,321,228)	(6,309,411)	(1,509,220)	(583,483)	(10,977)	(159,909)	(49,449,703)
Write off (cost)	(72,907)	(2,578,367)	(3,449,791)	(13,306,471)	-	(1,797,179)	-	-	(21,204,715)
Write off (depreciation)	5,707	2,397,406	2,541,051	13,063,328	-	1,270,646	-	-	19,278,138
Capitalized interests	-	-	-	-	609,921	-	-	-	609,921
Depreciation	(17,056,082)	(27,288,968)	(23,911,356)	(14,882,856)	-	(6,023,071)	(21,175)	(1,017,002)	(90,200,510)
Conversion effect depreciation	707,133	6,290,990	12,688,447	5,358,799	-	285,779	2,406	92,393	25,425,947
Others increase (decreased) (1)	26,611,361	31,138,091	19,091,618	2,850,058	4,240,542	297,792	(43,183)	673,686	84,859,965
Divestitures (cost)	(2,476,636)	(790,001)	(5,687,343)	(2,573,198)	(226,716)	(4,051,693)	-	(1,206,401)	(17,011,988)
Divestitures (depreciation)	85,208	264,080	4,249,122	2,417,657	-	3,960,623	-	945,333	11,922,023
Changes	53,859,800	39,915,262	14,372,490	4,562,905	(11,178,682)	350,968	(72,929)	1,543,389	103,353,203
Book Value	484,611,641	245,445,157	87,164,806	52,222,137	97,428,207	25,640,489	12,320,060	16,434,134	1,021,266,631

As of December 31, 2018
Historic cost	679,853,030	551,888,633	180,757,354	143,550,263	97,428,207	80,841,052	13,842,797	30,862,740	1,779,024,076
Accumulated depreciation	(195,241,389)	(306,443,476)	(93,592,548)	(91,328,126)	-	(55,200,563)	(1,522,737)	(14,428,606)	(757,757,445)
Book Value	484,611,641	245,445,157	87,164,806	52,222,137	97,428,207	25,640,489	12,320,060	16,434,134	1,021,266,631

(1) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”. See
Note 4 - Accounting changes, letter b)
.

Disclosure Land Balances [Text Block]	The balance of the land at the end of each year is as follows:
	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Land	249,548,928	225,840,815
Total	249,548,928	225,840,815

Disclosure Of Detailed Information About Depreciation Recognised In Other Components Of Financial Statements [Text Block]
The depreciation for the year ended as of December 31, 2018 and 2017, recognized in net incomes and other assets is as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Recognized in net incomes	87,471,320	86,557,532
Recognized in others assets	2,729,190	2,666,985
Total	90,200,510	89,224,517

Disclosure of recognised finance lease as assets by lessee [text block]
The carrying amount of land and buildings relates to finance lease agreements for the Company and its subsidiaries. Such assets will not be owned by the Company until the corresponding purchase options are exercised.

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Land	3,266,096	3,215,075
Buildings	8,985,051	9,101,182
Machinery and equipment	68,913	76,732
Total	12,320,060	12,392,989